Label	Element	Value
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Capital Appreciation Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	0.99%	0.89%	0.64%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.00%	1.15%	0.65%
Fee Waiver[1]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	1.07%	0.57%
[1]     The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$94	$311	$545	$1,217
Class II	$109	$358	$626	$1,390
Class Y	$58	$200	$355	$803

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Capital Appreciation Fund | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,217
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Capital Appreciation Fund | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,390
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Capital Appreciation Fund | CLASS Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 803
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP International Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	1.06%	0.96%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.07%	1.22%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	1.12%
[1]     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$99	$331	$581	$1,297
Class II	$114	$378	$661	$1,468

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP International Fund | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.06%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,297
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP International Fund | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,468
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Large Company Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Large Company Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.83%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.84%	0.99%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	0.89%
[1]     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$76	$259	$457	$1,028
Class II	$91	$306	$538	$1,204

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Large Company Value Fund | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,028
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Large Company Value Fund | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,204
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Mid Cap Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.85%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.86%	1.01%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	0.91%
[1]     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$78	$265	$468	$1,052
Class II	$93	$312	$549	$1,227

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Mid Cap Value Fund | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,052
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Mid Cap Value Fund | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	549
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,227
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Ultra Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Ultra Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.89%	0.79%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.05%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.95%
[1]     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$82	$277	$489	$1,099
Class II	$97	$325	$570	$1,273

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Ultra Fund | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,099
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Ultra Fund | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,273
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Value Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2021 ■ Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee[1]	0.83%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.83%	0.98%
Fee Waiver[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	0.88%
[1]     The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[2]     The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$75	$255	$451	$1,016
Class II	$90	$303	$533	$1,192

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Value Fund | CLASS I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,016
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP Value Fund | CLASS II
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,192

[1]	The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[3]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[5]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[7]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.
[8]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[9]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.
[10]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2021.
[11]	The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.